ACCRUED WARRANTY COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Movement of the Company's accrued warranty costs
Beginning balance	$ 81.0	$ 55.2
Warranty provision	31.2	28.8
Warranty costs incurred	(18.2)	(3.0)
Translation	0.1
Ending balance	$ 94.1	$ 81.0